Borrowings and lease liabilities	6 Months Ended
Jun. 30, 2025
Borrowings and lease liabilities
Borrowings and lease liabilities

6.Borrowings and lease liabilities

	30 June	31 December
	2025	2024
	US$’000	US$’000
Borrowings
Bank borrowings	773,920	655,795
Lease financing arrangement	188,992	129,110
Shareholder loan	—	79,501
Trust receipts	59,278	73,766
Interest payable	3,372	3,836
	1,025,562	942,008
Borrowings
Non-current	810,971	711,664
Current	214,591	230,344
	1,025,562	942,008
Lease liabilities
Non-current	40,951	60,588
Current	67,299	170,700
	108,250	231,288

Movements in borrowings and lease liabilities are analysed as follows:

		Lease
	Borrowings	liabilities	Total
	US$’000	US$’000	US$’000
At 1 January 2025	942,008	231,288	1,173,296
Drawdown of trust receipts	1,145,290	—	1,145,290
Additions	721,468	—	721,468
Interest expense	25,749	4,321	30,070
Lease modifications	—	(72,732)	(72,732)
Less: Interest paid	(25,397)	(4,321)	(29,718)
Less: Payment of financing fees	(2,790)	—	(2,790)
Less: Principal repayment	(620,988)	(50,306)	(671,294)
Less: Repayment of trust receipts	(1,159,778)	—	(1,159,778)
At 30 June 2025	1,025,562	108,250	1,133,812

		Lease
	Borrowings	liabilities	Total
	US$’000	US$’000	US$’000
At 1 January 2024	412,349	157,839	570,188
Drawdown of trust receipts	1,076,844	—	1,076,844
Additions	17,076	18,841	35,917
Interest expense	7,981	3,540	11,521
Lease modifications	—	16,396	16,396
Less: Interest paid	(8,408)	(3,540)	(11,948)
Less: Principal repayment	(98,338)	(48,293)	(146,631)
Less: Repayment of trust receipts	(1,102,162)	—	(1,102,162)
At 30 June 2024	305,342	144,783	450,125

6.Borrowings and lease liabilities (continued)

As at 30 June 2025, borrowings amounting to US$937.0 million (31 December 2024: US$762.6 million) are secured by mortgages over certain vessels of the Group (note 4). These borrowings are interest bearing at US$ SOFR + margin and they contain covenants (the “Quarterly Covenants”) stating that at the end of each quarter, the Group shall ensure that its adjusted equity ratio, minimum adjusted equity, and minimum liquidity do not fall below the agreed thresholds (as defined in the respective borrowings agreements), otherwise the borrowings will be repayable on demand.

At 30 June 2025, the Group complied with the Quarterly Covenants and accordingly, the borrowings are classified as non-current at 30 June 2025. If the Group continues with its financial position as at the end of the reporting date, the Group expects to comply with the Quarterly Covenants within 12 months after the reporting date.